Debt (Details)	1 Months Ended						12 Months Ended
	Oct. 31, 2022 CHF (SFr)	Oct. 31, 2022 USD ($)	Mar. 31, 2022 CHF (SFr)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Apr. 30, 2018	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Total debt												$ 7,678,000,000					$ 5,561,000,000
Short-term debt (weighted average interest rate of 3.2% and 3.2%, respectively)												1,448,000,000					78,000,000
Current maturities of long-term debt (weighted-average nominal interest rate 2.8% and 2.8%, respectively)												1,087,000,000					1,306,000,000
Short-term debt and current maturities of long-term debt												$ 2,535,000,000					$ 1,384,000,000
Short-term debt, weighted average interest rate (as a percent)										1.90%	1.90%	1.90%			3.20%	3.20%	3.20%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)										0.50%	0.50%	0.50%			2.80%	2.80%	2.80%
Number of commercial paper programs										2	2	2
Long-term debt:
Total												$ 6,230,000,000					$ 5,483,000,000
Current portion of long-term debt												(1,087,000,000)					(1,306,000,000)
Long-term debt												5,143,000,000					4,177,000,000
Maturities of long-term debt
2023												1,058,000,000
2024												2,387,000,000
2025												193,000,000
2026												0
2027												461,000,000
Thereafter												2,194,000,000
Total												6,293,000,000
Repurchase terms
Losses from extinguishment of debt							$ 0	$ 0	$ (162,000,000)
ABB Finance (USA) Inc
Long-term debt:
Ownership interest (as a percent)						100.00%	100.00%
Multicurrency credit facility maturing 2026
Debt Instrument [Line Items]
Revolving credit facility, capacity																		$ 2,000,000,000
Interest cost above variable interest rate on facility (as a percent)							0.175%
Commitment fee as a proportion of the margin (as a percent)							35.00%
Commitment fee on credit facility (as a percent)							0.06125%
Utilization fee on credit facility on drawings representing one-third or less of the total facility (as a percent)							0.075%
Utilization fee on credit facility on drawings representing between one-third and two-thirds of the total facility (as a percent)							0.15%
Utilization fee on credit facility over two-thirds of the facility, percentage							0.30%
Floating rate
Long-term debt:
Total												$ 3,459,000,000					$ 3,598,000,000
Debt nominal interest rate (as a percent)										0.40%	0.40%	0.40%			1.20%	1.20%	1.20%
Debt effective interest rate (as a percent)										2.80%	2.80%	2.80%			0.30%	0.30%	0.30%
Fixed rate
Long-term debt:
Total												$ 2,771,000,000					$ 1,885,000,000
Debt nominal interest rate (as a percent)										2.20%	2.20%	2.20%			3.00%	3.00%	3.00%
Debt effective interest rate (as a percent)										2.20%	2.20%	2.20%			3.10%	3.10%	3.10%
Current portion of long-term debt
Long-term debt:
Debt nominal interest rate (as a percent)										0.50%	0.50%	0.50%			2.80%	2.80%	2.80%
Debt effective interest rate (as a percent)										1.50%	1.50%	1.50%			1.00%	1.00%	1.00%
Bonds
Long-term debt:
Total												$ 5,984,000,000					$ 5,242,000,000
Repurchase terms
Losses from extinguishment of debt									(162,000,000)
2.875% USD Notes, due 2022
Debt Instrument [Line Items]
Debt instrument, face amount																	1,250,000,000
Long-term debt:
Total												$ 0					1,258,000,000
Debt nominal interest rate (as a percent)										2.875%	2.875%	2.875%
2.875% USD Notes, due 2022 | Interest rate swaps
Repurchase terms
Amount of hedged item																	1,050,000,000
0.625% EUR Instruments, due 2023
Debt Instrument [Line Items]
Debt instrument, face amount | €											€ 700,000,000					€ 700,000,000
Long-term debt:
Total												$ 742,000,000					800,000,000
Debt nominal interest rate (as a percent)										0.625%	0.625%	0.625%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation							100.00%
0% CHF Notes, due 2023
Debt Instrument [Line Items]
Debt instrument, face amount | SFr			SFr 275,000,000							SFr 275,000,000
Long-term debt:
Total												$ 298,000,000					0
Debt nominal interest rate (as a percent)			0.00%							0.00%	0.00%	0.00%	0.00%	0.00%
0.625% EUR Instruments, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | €											€ 700,000,000		€ 700,000,000
Long-term debt:
Total												$ 720,000,000					0
Debt nominal interest rate (as a percent)			0.625%							0.625%	0.625%	0.625%	0.625%	0.625%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation							100.00%
Floating EUR Notes, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | €											€ 500,000,000		€ 500,000,000
Long-term debt:
Total												$ 536,000,000					0
Floating EUR Notes, due 2024 | EURIBOR
Debt Instrument [Line Items]
Interest cost above variable interest rate on facility (as a percent)			0.70%	0.70%	0.70%
Debt instrument, floor rate			0.00%										0.00%	0.00%
0.75% EUR Instruments, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | €											€ 750,000,000					750,000,000
Long-term debt:
Total												$ 769,000,000					860,000,000
Debt nominal interest rate (as a percent)										0.75%	0.75%	0.75%
0.3% CHF Notes, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | SFr										SFr 280,000,000					SFr 280,000,000
Long-term debt:
Total												$ 303,000,000					306,000,000
Debt nominal interest rate (as a percent)										0.30%	0.30%	0.30%
Repurchase terms
Redemption period prior to their maturity							1 month
Option To Redeem If Percent of aggregate principal amount has been redeemed or purchased and cancelled							85.00%
2.1% CHF due 2025
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 150,000,000									SFr 150,000,000
Long-term debt:
Total												$ 162,000,000					0
Debt nominal interest rate (as a percent)	2.10%									2.10%	2.10%	2.10%
0.75% CHF Instruments, due 2027
Debt Instrument [Line Items]
Debt instrument, face amount | SFr			SFr 425,000,000							SFr 425,000,000
Long-term debt:
Total												$ 460,000,000					0
Debt nominal interest rate (as a percent)										0.75%	0.75%	0.75%
Repurchase terms
Coupon percent payable annually in arrears			0.75%	0.75%	0.75%
3.8% USD Notes, due 2028
Debt Instrument [Line Items]
Debt instrument, face amount									$ 750,000,000			$ 383,000,000					383,000,000
Long-term debt:
Total												$ 381,000,000					381,000,000
Debt nominal interest rate (as a percent)									3.80%	3.80%	3.80%	3.80%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation							100.00%
Minimum threshold for early redemption by the entity							100.00%
Redemption period prior to their maturity							3 months
Repayment of bonds									$ 367,000,000
1.0% CHF Notes, due 2029
Debt Instrument [Line Items]
Debt instrument, face amount | SFr										SFr 170,000,000					SFr 170,000,000
Long-term debt:
Total												$ 184,000,000					186,000,000
Debt nominal interest rate (as a percent)										1.00%	1.00%	1.00%
Repurchase terms
Redemption period prior to their maturity							3 months
Option To Redeem If Percent of aggregate principal amount has been redeemed or purchased and cancelled							85.00%
0% EUR Instruments, due 2030
Debt Instrument [Line Items]
Debt instrument, face amount | €											€ 800,000,000					800,000,000
Long-term debt:
Total												$ 677,000,000				€ 862,000,000
Debt nominal interest rate (as a percent)										0.00%	0.00%	0.00%
4.375% USD Notes, due 2042
Debt Instrument [Line Items]
Debt instrument, face amount									$ 750,000,000			$ 609,000,000					609,000,000
Long-term debt:
Total												$ 590,000,000					589,000,000
Debt nominal interest rate (as a percent)									4.375%	4.375%	4.375%	4.375%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation							100.00%
Repayment of bonds									$ 141,000,000
3.375% USD Notes, due 2023
Debt Instrument [Line Items]
Debt instrument, face amount									$ 450,000,000			$ 450,000,000
Long-term debt:
Debt nominal interest rate (as a percent)									3.375%	3.375%	3.375%	3.375%
2.8% USD note due 2020
Debt Instrument [Line Items]
Debt instrument, face amount												$ 300,000,000
Long-term debt:
Debt nominal interest rate (as a percent)										2.80%	2.80%	2.80%
2.375% CHF Bond due 2030
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 150,000,000									SFr 150,000,000
Long-term debt:
Total												$ 162,000,000					0
Debt nominal interest rate (as a percent)	2.375%									2.375%	2.375%	2.375%
5.625% USD notes due 2021
Debt Instrument [Line Items]
Debt instrument, face amount									$ 250,000,000
Long-term debt:
Debt nominal interest rate (as a percent)									5.625%
0% CHF Bonds due 2023 and 0.75% CHF bonds due 2027
Repurchase terms
Redemption period prior to their maturity							1 month
Proceeds from debt, net of issuance costs | SFr			SFr 699,000,000
Option To Redeem If Percent of aggregate principal amount has been redeemed or purchased and cancelled							85.00%
Amount of debt that may be redeemed one month prior to maturity | SFr										SFr 425,000,000
Proceeds from debt, net of issuance costs, at date of issuance														$ 751,000,000
0.625% EUR Due 2024 and EUR Floating rate note due 2024
Repurchase terms
Proceeds from debt, net of issuance costs				€ 1,203,000,000	$ 1,335,000,000
2.1% Bond Due 2025 And 2.375% CHF Bonds due 2030
Repurchase terms
Proceeds from debt, net of issuance costs	SFr 299,000,000	$ 304,000,000
Option To Redeem If Percent of aggregate principal amount has been redeemed or purchased and cancelled							85.00%
Commercial paper program
Debt Instrument [Line Items]
Commercial paper program, capacity												$ 2,000,000,000
Commercial paper, amount outstanding												0					0
Euro-commercial paper
Debt Instrument [Line Items]
Commercial paper program, capacity												2,000,000,000
Commercial paper, amount outstanding												1,383					0
Line of credit
Debt Instrument [Line Items]
Amount drawn												$ 0					$ 0